Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	HUALE ACOUSTICS Ltd
Entity Central Index Key	0001636760
Amendment Flag	false
Document Type	F-1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false